(Losses) Earnings Per Share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
(Losses) Earnings Per Share
(LOSSES) EARNINGS PER SHARE

Basic earnings per share (“EPS”) are calculated with reference to the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. The computation of diluted EPS for the six month periods ended June 30, 2017 and 2016, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2017	2016
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(139,651)	(171,212)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Six months ended June 30,
	2017	2016
Weighted average number of common shares outstanding	100,581	93,052

Losses per share are as follows:

	Six months ended June 30,
	2017	2016
Basic and diluted	$(1.39)	$(1.84)

For the six months ended June 30, 2017 and 2016, stock options and convertible bonds have been excluded from the calculation of diluted loss per share because the effect was anti-dilutive.